Related Party (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 05, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Income Tax Expense (Benefit)		$ (8,872)	$ (13,893)
Tristar
Related Party Transaction [Line Items]
Percent of ownership		50.00%
Antwerp Container Company
Related Party Transaction [Line Items]
Percent of ownership		50.00%
Business combination, consideration transferred		$ 1,900
Direct Financing Lease Receivable | Tristar
Related Party Transaction [Line Items]
Revenue from related party		400	$ 500
Loans and leases receivable, related parties		1,900		$ 2,200
Tax Credit Agreement
Related Party Transaction [Line Items]
Tax Credit Transfer Agreement, Value Of Tax Credits	$ 22,500
Tax Credit Transfer Agreement, Tax Credits Purchased, Amount	20,700
Income Tax Expense (Benefit)	$ 1,800
Tax Credit Transfer Agreement, Tax Credits Purchased, Cash Payment		$ 12,400